Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
(25)	Commitments and Contingencies

(a)	Commitments

As of December 31, 2016, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,510.8 million (US$ 217.6 million).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2017	349,625	50,356
2018	1,539,797	221,777
2019	2,078,637	299,386
2010	2,078,637	299,386
2021	2,078,637	299,386
Thereafter	7,517,867	1,082,798
Total	15,643,200	2,253,089

The purchase prices under the multi-year supply agreements are subject to adjustments, taking into consideration the spot market price, the cost to produce the polysilicon, among other things. The Company purchased polysilicon from Supplier B in the amount of RMB 561,487, RMB 461,515 and RMB 238,182 (US$ 34,305) under the “take or pay” arrangements during 2014, 2015 and 2016, respectively.

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements with Supplier C amounted to RMB 2,977,423(US$  428,838) as of December 31, 2016. The Company purchased polysilicon in the amount of RMB 701,784, RMB 248,496 and RMB 219,991(US$ 31,685) under the multi-year supply agreements during 2014, 2015 and 2016, respectively. Provision of RMB 522,050 and RMB 10,672 (US$ 1,537) was provided against prepayments to Supplier C for year ended December 31, 2015 and 2016, please refer to note (19).

In terms of the supply agreement with Supplier A, it is impractical for the Company to execute the agreement because of the events such as anti-dumping and anti-subsidy investigations into solar-grade polysilicon imported from the U.S. and South Korea launched by the Ministry of Commerce of the PRC in July 2012 that have occurred are beyond the management’s control. Therefore, based on assessment of management, no material losses or costs should be incurred for not executing the agreement. Reserve for inventory purchase commitments was provided against Supplier A for year ended December 31, 2016, please refer to note (19).

(b)	Contingencies

In the past years, the Company signed several agreements and amendments with a supplier to provide certain service for the Company. Due to certain quality control issues related to the supplier and substantial changes in the market, the Company and this supplier had disputes over the performance of the contracts and the Company's payments of accounts receivable to the supplier. In May 2013, the supplier informed the Company that it would like to cease the recovery service and claimed compensation. In July 2014, the Company filed litigation against this supplier for breach of contract and claimed damages against this supplier. In September 2015, the supplier also filed litigation against the Company for the default in performance of contract and claimed compensation. The Provincial High People’s Court consolidated these two disputes in January 2016, in accordance with the Company’s request. At the end of December 2016, the court issued judgments as to these two disputes and the Company was informed of the judgments in January 2017, in which the court ruled that the agreements and amendments with the supplier shall be rescinded, and the Company shall pay compensation to the supplier. All other claims of the Company and the supplier were rejected. At this time, both the Company and the supplier have appealed to the Supreme People’s Court, so no judgments of the Provincial High People’s Court have yet taken effect. The Supreme People’s Court has not held any hearing yet. The Company believes that the supplier’s claims lack merit. As such, the Company is hopeful that the judgment from the Provincial High People’s Court will be overturned in the Company’s favor. However, considering the uncertainties involved in the appeals process, the Company made a provision of RMB59 million, representing the entire amount awarded to the supplier by the initial judgment from the Provincial High People’s Court. Nevertheless, such provision does not constitute, and should not be interpreted or viewed in any manner as, any recognition by the Company of the merit of any aspect of the judgment from the Provincial High People’s Court. Accordingly, the Company recorded an accrual for the amount of compensation to the supplier in the year ended December 31, 2016.

In October 2013, the Company received notice of an antitrust filed by Energy Conversion Devices Liquidation Trust (“ECD”), through its liquidating trustee, against the Company and two other China-based photovoltaic panel manufacturers. in the U.S. District Court of the Eastern District of Michigan. ECD alleges a wide-ranging conspiracy among the Company and other two Chinese photovoltaic panel manufacturers, their suppliers, banks and the Chinese government to destroy ECD and the U.S. solar industry by flooding the market with cheap photovoltaic panels. On October 31, 2014, the Court granted the Company’s joint motion to dismiss the case. In November 2014, the plaintiff filed a motion for reconsideration and a second motion to amend or alter the judgement and for leave to file an amended complaint, both of which were denied by the Court in September 2015. ECD appealed to the U.S. Court of Appeals for the Sixth Circuit, which unanimously affirmed the trial court’s dismissal of ECD’s claims in August 2016. ECD filed a petition for a writ of certiorari to the U.S. Supreme Court, which was denied on April 17, 2017, ending the litigation.

In May and June 2015, two individual plaintiffs respectively filed purported class action securities fraud lawsuits against the Company, the Company’s chairperson and chief executive officer, Mr. Liansheng Miao, and our director and chief executive officer, Mr. Yiyu Wang, in the U.S. District Court for the Central District of California, both alleging, among other things, that the Company made false and misleading statements and failed to disclose certain material financial information. In October 2015, the cases were consolidated, and the court appointed lead plaintiffs and lead counsel. In November 2015, lead plaintiffs filed a consolidated amended complaint. The amended complaint contended that the Company and certain of the Company’s officers and directors made false or misleading statements between December 2, 2010 and May 15, 2015 regarding (i) the Chinese government’s Golden Sun program, which provided subsidies for solar projects in China; and (ii) the Company’s accounts receivable attributable to Chinese customers. The sole claim in that complaint was for violation of Section 10(b) of the Securities Exchange Act of 1934. In December 2015, the Company filed a motion to dismiss the consolidated suit, and, on May 10, 2016, the Court granted that motion with leave to amend. On June 24, 2016, lead plaintiffs filed a new complaint, again alleging that, between December 2, 2010 and May 15, 2015, Yingli’s officers made false or misleading statements regarding Golden Sun and accounts receivables. This complaint added an additional claim against Mr. Miao and Mr. Wang for violation of Section 20(a) of the Exchange Act. On August 8, 2016, the Company again filed a motion to dismiss the suit, and, on March 15, 2017, the Court again dismissed the plaintiffs’ claims with leave to amend. The plaintiffs filed a second amended complaint on April 24, 2017. The Court set a briefing schedule requiring the filing of the Company’s motion to dismiss by May 30, 2017, plaintiffs’ opposition by July 5, 2017, and the Company’s reply by July 19, 2017. A hearing on the motion is set for August 14, 2017. It is premature at this stage of the litigation to evaluate the likelihood of favorable or unfavorable outcomes. The Company intend to defend vigorously against those allegations.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (“Solyndra”, a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in March 2013. On April 9, 2014, the Company received an order denying defendants’ joint motion to dismiss Solyndra’s claims. In February 2016, the Company entered into an agreement to settle these claims (“the Settlement Agreement”). According to the Settlement Agreement, i) the Company together with Yingli Green Energy Americas, Inc. (“Yingli Americas”, one subsidiaries of the Company), shall pay US$7.5 million to settle Solyndra’s claims; ii) the Company shall be obligated to pay to Solyndra additional cash of US$10 million, if the annual total sales of PV modules from the Company and its subsidiaries to the United States and Canada equals or exceeds 800 megawatts in any single calendar year from 2016 to 2018. The aforementioned lawsuit against the Company will be dismissed with prejudice, and under the Settlement Agreement, Solyndra has released the Company and all of its affiliates from any further claims based on the same or any related facts or allegations. This settlement is subject to approval by the bankruptcy court handling Solyndra’s bankruptcy case. Therefore, provision of settlement fee of US$ 7.5 million (RMB 48.7 million) has been provided as of December 31, 2015 and was recorded in “Payables due to settlement of claims” and “General and administrative expenses” to the “Consolidated Statements of Comprehensive Loss”, no provision was made against the additional of US$10 million (RMB 64.8 million) since it is not probable that a liability has been incurred. The payment US$7.5 million was made in 2016.